Share-Based Compensation - Schedule of Non Vested Share Option Activity (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Option [Member]
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning	6,808,475	9,700,553	9,700,553
Weighted Average Grant-Date Fair Value, Non-vested Beginning	$ 5.21	$ 4.19	$ 4.19
Non-vested, Granted	805,889	3,539,627	3,549,705
Weighted Average Grant-Date Fair Value, Granted	$ 9.49	$ 6.55	$ 6.56	$ 4.14	$ 6.08
Non-vested, Vested	(1,914,905)	(2,779,542)	(4,847,631)
Weighted Average Grant-Date Fair Value, Vested	$ 3.68	$ 3.81	$ 4.18
Non-vested, Exercised		148,434	(148,434)
Weighted Average Grant-Date Fair Value, Exercised		$ 4.41	$ 4.18
Non-vested, Cancelled/forfeited	(124,823)	(397,909)	(1,445,718)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 5.61	$ 4.66	$ 5.23
Non-vested Ending	5,574,636	9,914,295	6,808,475	9,700,553
Weighted Average Grant-Date Fair Value, Non-vested Ending	$ 6.35	$ 5.11	$ 5.21	$ 4.19
Restricted Share Unit [Member]
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning	4,211,661	3,668,839	3,668,839
Weighted Average Grant-Date Fair Value, Non-vested Beginning	$ 5.97	$ 4.86	$ 4.86
Non-vested, Granted	648,510	2,711,130	2,862,298	1,685,864	2,195,040
Weighted Average Grant-Date Fair Value, Granted	$ 9.55	$ 6.72	$ 6.75
Non-vested, Vested	(473,761)	(941,877)	(2,145,356)
Weighted Average Grant-Date Fair Value, Vested	$ 5.07	$ 5.21	$ 5.06
Non-vested, Cancelled/forfeited	(70,965)	(38,891)	(174,120)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 6.13	$ 6.01	$ 5.6
Non-vested Ending	4,315,445	5,399,201	4,211,661	3,668,839
Weighted Average Grant-Date Fair Value, Non-vested Ending	$ 6.6	$ 5.69	$ 5.97	$ 4.86
Restricted Share Award [Member]
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning	1,295,450	2,590,904	2,590,904
Weighted Average Grant-Date Fair Value, Non-vested Beginning	$ 2.85	$ 2.85	$ 2.85
Non-vested, Granted	2,401,884	496,219	496,219
Weighted Average Grant-Date Fair Value, Granted	$ 9.61	$ 6.66	$ 6.66
Non-vested, Vested	(3,697,334)	(1,791,669)	(1,791,669)
Weighted Average Grant-Date Fair Value, Vested	$ 7.24	$ 3.91	$ 3.91
Non-vested, Cancelled/forfeited
Weighted Average Grant-Date Fair Value, Cancelled/forfeited
Non-vested Ending		1,295,454	1,295,450	2,590,904
Weighted Average Grant-Date Fair Value, Non-vested Ending		$ 2.85	$ 2.85	$ 2.85
Previously Reported [Member] | Restricted Share Award [Member]
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning		2,590,900	2,590,900
Weighted Average Grant-Date Fair Value, Non-vested Beginning		$ 2.85	$ 2.85
Non-vested Ending				2,590,900
Weighted Average Grant-Date Fair Value, Non-vested Ending				$ 2.85